UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21927

MSS Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(Address of principal executive offices)(Zip code)

Gregory B. Getts

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: November 30

Date of reporting period: November 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL SHAREHOLDER REPORT

November 30, 2025

TOWPATH FOCUS FUND – INSTITUTIONAL CLASS

TOWFX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Towpath Focus Fund – Institutional Class - TOWFX (the “Fund”) for the period December 1, 2024 to November 30, 2025.

You can find additional information about the fund at www.oelschlagerinvestments.com. You can also request this information by contacting us at 1-877-593-8637.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Towpath Focus Fund	$100	0.91%

managment’s discussion of fund performance

For the fiscal year ended November 30, 2025, Towpath Focus Fund returned 19.35%, while the Russell 3000 Index returned 13.59% and the Lipper Multi-Cap Core Average 9.22%. Since inception almost six years ago, the Fund has gained 123.12%, compared to Russell’s 124.95% and Lipper’s 97.35%.

In early 2025 President Trump started a trade war that he quickly tempered after his announced tariffs led to a sharp selloff in stocks. Despite the backtracking, tariffs remained a key piece of his negotiating strategy. Inflation stayed above the Fed’s 2% target, but the central bank continued to lower the Fed Funds rate. Questions about the Fed’s independence swirled, as Mr. Trump worked to reshape the board with individuals more sympathetic to his way of thinking. Economic growth remained healthy, but the unemployment rate began to climb steadily off historically low levels.

Despite the headwinds, stocks posted strong gains, buoyed by profit margins that remained high. Heavy investment in AI boosted revenues in many industries.

The belief in the AI plays, despite warning signs, manifested itself in the momentum factor (securities that had been going up) working to an extraordinary degree. Winning stocks kept winning. Given the increasing number of market participants playing this game, it’s quite possible that when it stops working, the reversal will be dramatic.

In spite of our reluctance to play the momentum game and our concern about possible overinvestment in AI, the Fund’s performance was strong. Standouts in the portfolio included Google parent Alphabet, which escaped regulatory action relatively unscathed and showed impressive progress on AI. The Fund’s positions in pharmaceuticals (e.g. GSK and Novartis), biopharma (Gilead and Amgen), and financials (Bank of New York) also helped.

Laggards included plus-size retailer Torrid, whose sales suffered from merchandise missteps, and Prestige Consumer Healthcare, a provider of over-the-counter healthcare products that reported disappointing growth.

Performance graph

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2025

	ONE YEAR	FIVE YEAR	ANNUALIZED SINCE INCEPTION*	CUMULATIVE SINCE INCEPTION*	VALUE
Towpath Focus Fund	19.35%	14.94%	14.53%	123.12%	$22,312
Russell 3000 Index	13.59%	14.16%	14.70%	124.95%	$22,495
Lipper Multi-Cap Core Average	9.22%	11.94%	12.18%	97.35%	$19,735

Hypothetical Cumulative Performance Comparison of $10,000 Investment Since Inception

* Inception December 31, 2019.

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-593-8637.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$61.7 MILLION	36	9.78%	$355,006

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by investment type or industry sector of the underlying securities as of, represented as a percentage of the portfolio of investments. Below categories are from Morningstar®.

top ten holdings (% OF NET ASSETS)*

1.	Alphabet, Inc. Class A	10.95%
2.	Bank of New York Mellon Corp.	6.27%
3.	McKesson Corp.	6.14%
4.	Cencora, Inc.	4.48%
5.	Shell PLC ADR	4.27%
6.	Novartis AG ADR	3.82%
7.	Bank of America Corp.	3.64%
8.	Tapestry, Inc.	3.40%
9.	Amgen, Inc.	2.87%
10.	Valero Energy Corp.	2.82%
	Total % of Net Assets	48.66%

* Excludes Short-Term Investments.

MATERIAL FUND CHANGES

No material changes occurred during the period ended November 30, 2025.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Towpath Focus Fund documents not be householded, please contact Towpath Focus Fund at 1-877-593-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Towpath Focus Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.oelschlagerinvestments.com or contact us at 1-877-593-8637.

ANNUAL SHAREHOLDER REPORT

November 30, 2025

TOWPATH TECHNOLOGY FUND – INSTITUTIONAL CLASS

TOWTX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Towpath Technology Fund - Institutional Class - TOWTX (the “Fund”) for the period December 1, 2024 to November 30, 2025.

You can find additional information about the fund at www.oelschlagerinvestments.com. You can also request this information by contacting us at 1-877-593-8637.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Towpath Technology Fund	$114	1.10%

managment’s discussion of fund performance

For the fiscal year ended November 30, 2025, Towpath Technology Fund returned 7.89%, while the S&P 500 Equal Weight Information Technology Index returned 17.07% and the Morningstar Information Technology category peers returned 21.55%. Since inception almost five years ago, the Fund has gained a cumulative 58.36%, versus 85.48% for the Index and 49.31% for the technology fund peers.

The market’s enthusiasm for AI remained strong in the latest fiscal year. The primary beneficiary of this was the semiconductor industry, but it affected other areas as well. Many software and services stocks declined because they didn’t offer the growth of the AI plays and in some cases their businesses are viewed as being vulnerable to AI. It may very well be the case that software companies will benefit from AI, as they replace labor with AI, but the market has at least so far not seen it that way. The massive buildout of AI infrastructure as well as the circularity of deals make us a bit leery of the AI space.

Many of the attributes that traditionally are seen in winning tech stocks were absent during the year. Conversely, many of the characteristics one normally finds in losing stocks were present in many of the winners. Money-losing companies outperformed dramatically, as did tech firms with low interest coverage, less stability, and fast sales growth. In other words, tech investing has been turned on its head. We believe it is only a matter of time before this reverses, and the time-tested attributes return to the fore.

The other interesting aspect of tech during the year was the wide range of returns. There are always big winners and big losers in a given year, but the sheer number of both in the most recent fiscal year was astounding.

The Fund’s strong performers for the year included KLA, whose tools used in semiconductor manufacturing continue to experience high demand, and shipbuilder Huntington Ingalls, who made improvement on some operational issues and benefited from the prospect of increased defense spending.

Hurting performance were digital payments company PayPal, on slowing growth, and HP, who experienced rising costs from tariffs and saw weakness in its printing division.

Performance graph

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2025

	ONE YEAR	ANNUALIZED SINCE INCEPTION*	CUMULATIVE SINCE INCEPTION*	VALUE
Towpath Technology Fund	7.89%	9.81%	58.36%	$15,836
S&P 500 Equal Weight Information Technology Index	17.07%	13.40%	85.48%	$18,543
Morningstar Technology Category Average	21.55%	8.49%	49.31%	$14,931

Hypothetical Cumulative Performance Comparison of $10,000 Investment Since Inception

* Inception December 31, 2020.

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-593-8637.

Fund statistics

			ADVISOR
	PORTFOLIO	PORTFOLIO	REIMBURSED THE FUND
NET ASSETS:	HOLDINGS:	TURNOVER:	(NET OF WAIVERS):
$8.1 MILLION	42	5.62%	$ (586)

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by investment type or industry of the underlying securities as of November 30, 2025, represented as a percentage of the portfolio of investments. Below categories are from Morningstar®.

top ten holdings (% OF NET ASSETS)*

1.	Alphabet, Inc. Class A	11.11%
2.	KLA Corp.	5.22%
3.	Apple, Inc.	4.78%
4.	Meta Platforms, Inc. Class A	4.72%
5.	Ituran Location & Control Ltd. (Israel)	3.95%
6.	Check Point Software Technologies Ltd. (Israel)	3.41%
7.	Cisco Systems, Inc.	3.23%
8.	Zoom Communications, Inc. Class A	2.88%
9.	DropBox, Inc. Class A	2.73%
10.	PayPal Holdings, Inc.	2.28%
	Total % of Net Assets	44.31%

* Excludes Short-Term Investments.

MATERIAL FUND CHANGES

No material changes occurred during the period ended November 30, 2025.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Towpath Technology Fund documents not be householded, please contact Towpath Technology Fund at 1-877-593-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Towpath Technology Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.oelschlagerinvestments.com or contact us at 1-877-593-8637.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.  The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees Registrant    Adviser

FY 2025        $ 28,000      $ 0

FY 2024        $ 27,000      $ 0

(b)

Audit-Related Fees

Registrant   Adviser

FY 2025                                $ 0              $ 0

FY 2024                                $ 0              $ 0

(c)

Tax Fees

Registrant   Adviser

FY 2025                             $ 6,000        $ 0

FY 2024                             $ 4,000        $ 0

(d)

All Other Fees

Registrant   Adviser

FY 2025                                $ 0               $ 0

FY 2024                                $ 0               $ 0

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)        During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)        The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2025                            $ 6,000

FY 2024                            $ 4,000

(h)        The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)       Not applicable.

(j)       Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

TOWPATH FOCUS FUND

Ticker: TOWFX

Institutional Share Class

TOWPATH TECHNOLOGY FUND

Ticker: TOWTX

Institutional Share Class

www.oelschlagerinvestments.com

ANNUAL FINANCIAL STATEMENTS

NOVEMBER 30, 2025

Towpath Focus Fund

Schedule of Investments
November 30, 2025

Shares		Fair Value

COMMON STOCKS - 87.45%

Beverages - 1.27%
10,700	Coca-Cola Co.	$ 782,384

Biological Products (No Diagnostic Substances) - 5.50%
5,120	Amgen, Inc.	1,768,755
12,900	Gilead Sciences, Inc.	1,623,336
		3,392,091
Crude Petroleum & Natural Gas - 4.27%
35,700	Shell PLC ADR	2,633,589

Fire, Marine & Casualty Insurance - 2.11%
4,400	Chubb Ltd. (Switzerland)	1,303,192

Footwear (No Rubber) - 0.81%
12,000	Steven Madden Ltd.	501,360

Leather & Leather Products - 3.40%
19,200	Tapestry, Inc.	2,098,176

Metal Mining - 1.46%
16,500	BHP Group Ltd. ADR	903,045

Motor Vehicle Parts & Accessories - 1.22%
33,120	Gentex Corp.	756,130

National Commercial Banks - 3.64%
41,870	Bank of America Corp.	2,246,325

Petroleum Refining - 2.82%
9,830	Valero Energy Corp.	1,737,551

Pharmaceutical Preparations - 12.77%
26,340	Bristol Myers Squibb Co.	1,295,928
34,164	GSK PLC ADR	1,635,089
6,200	Johnson & Johnson	1,282,904
18,100	Novartis AG ADR	2,360,240
21,966	Prestige Consumer Healthcare, Inc. *	1,308,075
		7,882,236
Retail-Apparel & Accessory Stores - 0.60%
285,082	Torrid Holdings, Inc. *	370,607

Retail-Catalog & Mail-Order Houses - 1.64%
4,340	Amazon.com, Inc. *	1,012,175

Retail-Family Clothing Stores - 1.34%
4,700	Ross Stores, Inc.	828,892

Retail-Grocery Stores - 2.15%
19,700	The Kroger Co.	1,325,416

Savings Institutions, Not Federally - 0.77%
8,440	Southern Missouri Bancorp, Inc.	475,088

Security Brokers, Dealers & Flotation Companies - 2.24%
14,940	The Charles Schwab Corp.	$ 1,385,386

Services-Business Services - 3.14%
15,140	Ebay, Inc.	1,253,440
14,000	Maplebear, Inc. *	588,140
12,500	Paysafe Ltd. (United Kingdom) *	96,125
		1,937,705
Services-Computer Programming, Data Processing, Etc. - 10.95%
21,100	Alphabet, Inc. Class A	6,755,798

Services-Prepackaged Software - 3.05%
2,200	Adobe, Inc. *	704,286
6,300	Check Point Software Technologies Ltd. (Israel) *	1,176,651
		1,880,937
State Commercial Banks - 6.77%
34,530	Bank of New York Mellon Corp.	3,870,813
16,189	Old Second Bancorp, Inc.	305,163
		4,175,976
Transportation Services - 2.34%
294	Booking Holdings, Inc.	1,444,919

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 10.62%
7,490	Cencora, Inc.	2,763,286
4,300	McKesson Corp.	3,788,816
		6,552,102
Wholesale-Electronic Parts & Equipment - 1.52%
23,414	Ituran Location & Control Ltd. (Israel)	937,496

Wholesale-Groceries, General Line - 1.05%
17,300	United Natural Foods, Inc. *	645,463

TOTAL COMMON STOCKS (Cost - $33,540,107) - 87.45%		53,964,039

MONEY MARKET FUND - 12.36%
7,628,414	Fidelity Institutional Money Market - Treasury Portfolio - Class III, 3.97% **	7,628,414
TOTAL MONEY MARKET FUND (Cost - $7,628,414) - 12.36%		7,628,414

	Total Investments (Cost - $41,168,521) - 99.81%	61,592,453

Other Assets Less Liabilities - 0.19%	119,185

Net Assets - 100.00%	$ 61,711,638

* Non-Income Producing Security.
** Variable Rate Security: the Yield Rate shown represents the rate at November 30, 2025.
ADR - American Depositary Receipt
PLC- Public Limited Company
AG - Aktiengesellschaft, a German term for a public limited company.
The accompanying notes are an integral part of these financial statements.

Towpath Technology Fund

Schedule of Investments
November 30, 2025

Shares		Fair Value

COMMON STOCKS - 91.30%

Biological Products (No Diagnostic Substances) - 2.18%
970	Biogen, Inc. *	$ 176,627

Computer & Office Equipment - 2.43%
3,000	HP, Inc.	73,260
400	International Business Machine Corp.	123,432
		196,692
Computer Communications Equipment - 5.18%
3,400	Cisco Systems, Inc.	261,596
660	F5, Inc. *	157,846
		419,442
Computer Peripheral Equipment - 1.70%
1,700	Fortinet, Inc. *	137,921

Computer Storage Devices - 2.08%
1,510	NetApp, Inc.	168,456

Electronic Computers - 4.78%
1,390	Apple, Inc.	387,602

Optical Instruments & Lenses - 5.22%
360	KLA Corp.	423,169

Radio & Tv Broadcasting & Communications Equipment - 2.18%
1,050	QUALCOMM, Inc.	176,494

Retail-Catalog & Mail-Order Houses - 1.79%
620	Amazon.com, Inc. *	144,596

Semiconductors & Related Devices - 2.12%
7,484	Photronics, Inc. *	171,458

Services-Business Services - 6.00%
395	Accenture PLC Class A (Ireland)	98,750
1,650	eBay, Inc.	136,603
4,300	International Money Express, Inc. *	65,532
2,950	PayPal Holdings, Inc.	184,935
		485,820
Services-Computer Integrated Systems Design - 0.62%
1,500	Open Text Corp. (Canada)	50,460

Services-Computer Processing & Data Preparation - 2.65%
3,700	DXC Technology Co. *	48,840
770	Workday, Inc. Class A *	166,027
		214,867
Services-Computer Programming, Data Processing, Etc. - 21.58%
2,810	Alphabet, Inc. Class A	899,706
540	Baidu, Inc. ADR *	63,121
5,100	Match Group, Inc.	169,881
590	Meta Platforms, Inc. Class A	382,291
2,750	Zoom Communications, Inc. Class A *	233,640
		1,748,639
Services-Computer Programming Services - 3.67%
1,720	Cognizant Technology Solutions Corp. Class A	$ 133,661
650	VeriSign, Inc.	163,793
		297,454
Services-Management Consulting Services - 3.01%
750	Booz Allen Hamilton Holding Corp. Class A	62,595
1,700	CGI, Inc. Class A (Canada)	150,501
1,680	The Hackett Group, Inc.	31,030
		244,126
Services-Prepackaged Software - 16.07%
350	Adobe, Inc. *	112,046
1,480	Check Point Software Technologies Ltd. (Israel) *	276,420
2,550	DocuSign, Inc. *	176,843
7,400	DropBox, Inc. Class A *	221,112
310	Microsoft Corp.	152,523
2,000	Nutanix, Inc. Class A *	95,600
3,000	Progress Software Corp.	124,230
620	Salesforce, Inc.	142,935
		1,301,709
Ship & Boat Building & Repairing - 1.59%
410	Huntington Ingalls Industries, Inc.	128,584

Telephone Communications (No Radiotelephone) - 1.42%
2,800	Verizon Communications, Inc.	115,108

Wholesale-Electronic Parts & Equipment - 5.03%
810	Arrow Electronics, Inc. *	87,488
7,991	Ituran Location & Control Ltd. (Israel)	319,960
		407,448

TOTAL COMMON STOCKS (Cost - $5,539,952) - 91.30%		7,396,672

MONEY MARKET FUND - 8.88%
719,255	Fidelity Institutional Money Market - Treasury Portfolio - Class III, 3.97% **	719,255
TOTAL MONEY MARKET FUND (Cost - $719,255) - 8.88%		719,255

	Total Investments (Cost - $6,259,207) - 100.18%	8,115,927

	Liabilities In Excess Of Other Assets - (0.18)%	(14,340)

	Net Assets - 100.00%	$ 8,101,587

* Non-Income Producing Security.
** Variable Rate Security: the Yield Rate shown represents the rate at November 30, 2025.
ADR - American Depositary Receipt
PLC- Public Limited Company
The accompanying notes are an integral part of these financial statements.

Towpath Funds

Statements of Assets and Liabilities
November 30, 2025
	Towpath	Towpath
	Focus	Technology
Assets:	Fund	Fund
Investments in Securities at Value (Cost $41,168,521, and $6,259,207)	$ 61,592,453	$ 8,115,927
Cash	1,000	-
Receivables:
Dividends	107,165	5,822
Shareholder Subscriptions	57,250	-
Due from Adviser, Net	-	112
Prepaid Expenses	5,089	3,295
Total Assets	61,762,957	8,125,156
Liabilities:
Payables:
Advisory Fees	28,387	-
Administrator Fees	491	491
Chief Compliance Officer Fees	492	492
Transfer Agent & Fund Accounting Fees	2,148	2,142
Trustee Fees	114	714
Other Accrued Expenses	19,687	19,730
Total Liabilities	51,319	23,569
Net Assets	$ 61,711,638	$ 8,101,587

Net Assets Consist of:
Paid In Capital	$ 40,225,513	$ 6,113,565
Distributable Earnings	21,486,125	1,988,022
Net Assets	$ 61,711,638	$ 8,101,587

Institutional Class
Net Assets	$ 61,711,638	$ 8,101,587
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	3,207,208	538,552
Net asset value and offering price per share	$ 19.24	$ 15.04

The accompanying notes are an integral part of these financial statements.

Towpath Funds

Statements of Operations
For the year ended November 30, 2025
	Towpath	Towpath
	Focus	Technology
	Fund	Fund
Investment Income:
Dividends (a)	$ 1,092,251	$ 96,912
Total Investment Income	1,092,251	96,912

Expenses:
Advisory Fees (see Note 3)	355,006	49,321
Transfer Agent & Fund Accounting Fees (see Note 3)	31,943	21,746
Legal Fees	18,514	16,165
Audit Fees	17,151	16,600
Other Fees	11,308	3,410
Registration Fees	8,228	6,287
Custody Fees	7,341	1,229
Chief Compliance Officer Fees (see Note 3)	4,995	4,495
Administrative Fees (see Note 3)	4,986	4,987
Trustee Fees	2,402	2,402
Printing & Mailing Fees	1,096	770
Total Expenses	462,970	127,412
Fees Waived and/or Expenses Reimbursed by the Adviser	-	(49,907)
Net Expenses	462,970	77,505

Net Investment Income	629,281	19,407

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	455,493	111,895
Net Change in Unrealized Appreciation (Depreciation) on Investments	9,136,671	523,552
Net Realized and Unrealized Gain on Investments	9,592,164	635,447

Net Increase in Net Assets Resulting from Operations	$ 10,221,445	$ 654,854

(a) Net of foreign withholding taxes of $27,988 and $2,754, respectively.
The accompanying notes are an integral part of these financial statements.

Towpath Focus Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	11/30/2025	11/30/2024
Increase in Net Assets From Operations:
Net Investment Income	$ 629,281	$ 533,896
Net Realized Gain on Investments	455,493	57,797
Net Change in Unrealized Appreciation on Investments	9,136,671	6,206,083
Net Increase in Net Assets Resulting from Operations	10,221,445	6,797,776

Distributions to Shareholders
Distributions	-	(1,439,793)
Return of Capital Distributions	-	(4,037)
Total Distributions Paid to Shareholders	-	(1,443,830)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	16,112,558	5,526,199
Proceeds from Reinvestment of Distributions:
Institutional Class	-	1,135,190
Cost of Shares Redeemed:
Institutional Class	(5,361,956)	(922,221)
Net Increase in Net Assets from Capital Share Transactions	10,750,602	5,739,168

Net Increase in Net Assets	20,972,047	11,093,114

Net Assets:
Beginning of Year	40,739,591	29,646,477

End of Year	$ 61,711,638	$ 40,739,591

Share Activity:
Institutional Class
Shares Sold	997,067	362,160
Shares Reinvested	-	76,720
Shares Redeemed	(317,729)	(61,466)
Net Increase in Shares of Beneficial Interest Outstanding	679,338	377,414

The accompanying notes are an integral part of these financial statements.

Towpath Technology Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	11/30/2025	11/30/2024
Increase in Net Assets From Operations:
Net Investment Income	$ 19,407	$ 33,415
Net Realized Gain on Investments	111,895	39,397
Net Change in Unrealized Appreciation on Investments	523,552	775,967
Net Increase in Net Assets Resulting from Operations	654,854	848,779

Distributions to Shareholders
Distributions	-	(153,761)
Return of Capital Distributions	-	(68,962)
Total Distributions Paid to Shareholders	-	(222,723)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	1,925,092	695,824
Proceeds from Reinvestment of Distributions:
Institutional Class	-	187,876
Cost of Shares Redeemed:
Institutional Class	(358,258)	(65,400)
Net Increase in Net Assets from Capital Share Transactions	1,566,834	818,300

Net Increase in Net Assets	2,221,688	1,444,356

Net Assets:
Beginning of Year	5,879,899	4,435,543

End of Year	$ 8,101,587	$ 5,879,899

Share Activity:
Institutional Class
Shares Sold	141,337	52,958
Shares Reinvested	-	13,604
Shares Redeemed	(24,466)	(4,967)
Net Increase in Shares of Beneficial Interest Outstanding	116,871	61,595

The accompanying notes are an integral part of these financial statements.

Towpath Focus Fund - Institutional Class

Financial Highlights
Selected data for a share outstanding throughout each year.

	Years Ended
	11/30/2025		11/30/2024		11/30/2023		11/30/2022		11/30/2021

Net Asset Value, at Beginning of Year	$ 16.12		$ 13.79		$ 13.57		$ 13.44		$ 11.12

Income From Investment Operations:
Net Investment Income **	0.21		0.23		0.21		0.14		0.09
Net Gain on Investments (Realized and Unrealized)	2.91		2.73		0.27		0.75		2.56
Total from Investment Operations	3.12		2.96		0.48		0.89		2.65

Distributions:
Net Investment Income	-		(0.44)		(0.13)		(0.08)		(0.09)
Net Realized Gains	-		(0.19)		(0.13)		(0.68)		(0.24)
Return of Capital	-		-	****	-		-		-
Total from Distributions	-		(0.63)		(0.26)		(0.76)		(0.33)

Net Asset Value, at End of Year	$ 19.24		$ 16.12		$ 13.79		$ 13.57		$ 13.44

Total Return ***	19.35%		21.94%		3.72%		6.76%		24.51%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 61,712		$ 40,740		$ 29,646		$ 27,792		$ 21,865
Before Waiver or Recoupment
Ratio of Expenses to Average Net Assets	0.91%		0.95%	(b)	1.01%		1.10%		1.22%
Ratio of Net Investment Income to Average Net Assets	1.24%		1.54%		1.67%		1.08%		0.57%
After Waiver or Recoupment
Ratio of Expenses to Average Net Assets	0.91%	(a)	0.95%	(a) (b)	1.10%	(a)	1.10%	(a)	1.10%	(a)
Ratio of Net Investment Income to Average Net Assets	1.24%	(a)	1.54%	(a)	1.58%	(a)	1.08%	(a)	0.69%	(a)
Portfolio Turnover	9.78%		4.07%		12.33%		10.86%		25.29%

(a) The contractual fee and expense waiver is reflected in both the net expense and net investment income ratios (see Note 3).
(b) The adviser voluntarily forwent the fee waiver recoupment for the year ended November 30, 2024 which resulted in a lower expense ratio. Had the adviser collected the available fees, the net expense ratio would have been 1.02%.
** Per share net investment income has been determined on the basis of average shares outstanding during the period.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns would have been lower had the adviser not reimbursed expenses/waived fees during the period.
**** Less than $0.005.

The accompanying notes are an integral part of these financial statements.

Towpath Technology Fund - Institutional Class

Financial Highlights
Selected data for a share outstanding throughout each period/year.

	Years Ended								Period Ended	*
	11/30/2025		11/30/2024		11/30/2023		11/30/2022		11/30/2021

Net Asset Value, at Beginning of Period/Year	$ 13.94		$ 12.32		$ 10.62		$ 11.40		$ 10.00

Income/(Loss) From Investment Operations:
Net Investment Income/(Loss) **	0.04		0.08		0.03		(0.01)		(0.01)
Net Gain/(Loss) on Investments (Realized and Unrealized)	1.06		2.09		1.73		(0.69)		1.41
Total from Investment Operations	1.10		2.17		1.76		(0.70)		1.40

Distributions:
Net Investment Income	-		(0.12)		-		(0.02)		-
Net Realized Gains	-		(0.26)		(0.06)		(0.06)		-
Return of Capital	-		(0.17)		-		-		-
Total from Distributions	-		(0.55)		(0.06)		(0.08)		-

Net Asset Value, at End of Period/Year	$ 15.04		$ 13.94		$ 12.32		$ 10.62		$ 11.40

Total Return ***	7.89%		17.68%		16.67%		(6.22)%		14.00%	(a)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 8,102		$ 5,880		$ 4,436		$ 3,532		$ 3,157
Before Waiver
Ratio of Expenses to Average Net Assets	1.81%		1.96%		2.42%		2.46%		3.21%	(b)
Ratio of Net Investment Loss to Average Net Assets	(0.43)%		(0.23)%		(1.02)%		(1.47)%		(2.17)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	1.10%	(c)	1.10%	(c)	1.10%	(c)	1.10%	(c)	1.10%	(b)(c)
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.28%	(c)	0.63%	(c)	0.30%	(c)	(0.11)%	(c)	(0.05)%	(b)(c)
Portfolio Turnover	5.62%		7.76%		14.83%		13.08%		13.45%	(a)

(a) Not annualized.
(b) Annualized.
(c) The contractual fee and expense waiver is reflected in both the net expense and net investment income ratios (see Note 3).
* For the period December 31, 2020 (commencement of investment operations) through November 30, 2021.
** Per share net investment income has been determined on the basis of average shares outstanding during the period.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns would have been lower had the adviser not reimbursed expenses/waived fees during the period.

The accompanying notes are an integral part of these financial statements.

Towpath Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

November 30, 2025

NOTE 1.  ORGANIZATION

The Towpath Focus Fund (the "Focus Fund") is a non-diversified series of the MSS Series Trust (the "Trust") and commenced operations on December 31, 2019. The Towpath Technology Fund (the “Technology Fund”) is a non-diversified series of the Trust and commenced operations on December 31, 2020. Each Fund’s investment objective is to provide long-term capital appreciation. The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), established under the laws of Ohio by an Agreement and Declaration of Trust dated June 20, 2006 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees (the "Board" or "Trustees") to authorize and issue an unlimited number of shares, without par value, of beneficial interest of each separate series. There are currently four separate series offered by the Trust. The investment adviser to the Funds is Oelschlager Investments, LLC (the "Adviser").

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The following is a summary of significant accounting policies used in preparing the financial statements. The Trust follows the accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") under Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standards Update 2013-08.

SECURITY VALUATIONS:

Processes and Structure

The Board has adopted guidelines for valuing securities including circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.

Fair Value Pricing Policy

The Board has adopted guidelines for fair value pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.  If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser ("Fair Value Pricing"), in its capacity as the Board’s valuation designee, subject to oversight by the Board. The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available. Fair Value Pricing is not permitted when market quotations are readily available.

Fair Value Measurements

GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

In December 2020, the Securities and Exchange Commission (“SEC”) adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. The Funds were required to comply with Rule 2a-5 by September 8, 2022 and as a result, the Board has approved valuation procedures for the Trust (the “Valuation Procedures”), which are used for determining the fair value of any Fund investments for which a market quotation is not readily available. The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 and in conjunction with FASB’s Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures.

The Board has designated the Adviser as the valuation designee of the Funds. As valuation designee, the Adviser performs the fair value determination relating to any and all investments of each Fund, subject to the conditions and oversight requirements described in the Valuation Procedures. In furtherance of its duties as valuation designee, the Adviser has established policies and procedures to perform fair value determinations and oversee the day-to-day functions related to the fair valuation of each Fund’s investments. The Adviser, as valuation designee, may consult with representatives from the Trust’s outside legal counsel or other third-party consultants in their discussions and deliberations. As of January 2026, the Adviser adopted an updated valuation policy.

Equity securities (common stocks and ADRs). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market fund. Money market funds are valued at net asset value.  These securities will be categorized in Level 1 of the fair value hierarchy.

A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis are as follows.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following table presents information about each Fund’s investments measured at fair value as of November 30, 2025, by major security type:

Towpath Focus Fund	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of November 30, 2025 (Total)
Assets
Common Stocks	$ 53,964,039	$ -	$ -	$ 53,964,039
Money Market Fund	7,628,414	-	-	7,628,414
Total	$ 61,592,453	$ -	$ -	$ 61,592,453

Towpath Technology Fund	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of November 30, 2025 (Total)
Assets
Common Stocks	$ 7,396,672	$ -	$ -	$ 7,396,672
Money Market Fund	719,255	-	-	719,255
Total	$ 8,115,927	$ -	$ -	$ 8,115,927

The Funds did not hold any Level 2 or Level 3 securities during the year presented. For a further breakdown of each investment by industry type, please refer to each Fund’s Schedule of Investments.

SECURITY TRANSACTIONS: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period. Dividend income and distributions to shareholders are recognized on the ex-dividend date. Non-cash dividend income is recorded at fair market value of the securities received. Interest income is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2022-2024) or expected to be taken in the Funds’ 2025 tax return. The Funds identify their major tax jurisdiction as U.S. federal and the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended November 30, 2025, the Funds did not incur any interest or penalties.

SHARE VALUATION: The Funds’ Net Asset Value (“NAV”) are calculated once daily at the close of regular trading hours on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Funds, and subtracting from that total all liabilities, including accrued expenses. The total net assets are divided by the total number of shares outstanding for the Funds to determine the NAV of each share class.

DISTRIBUTIONS TO SHAREHOLDERS: The Funds typically distribute substantially all of their net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Funds intend to distribute dividends and capital gains at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Funds.

EXPENSES: Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents: The Funds maintain their cash in an account at a custodian bank which, at times, may exceed federally insured limits. The Funds have not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on its cash deposits.

NOTE 3.  RELATED PARTY TRANSACTIONS AND OTHER AGREEMENTS

INVESTMENT ADVISER: Oelschlager Investments, LLC, serves as the Funds’ investment adviser. Pursuant to a management agreement, each Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.70% of each Fund's average daily net assets. Advisory fees incurred by each Fund are disclosed in the Statements of Operations.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2026, to ensure that the total annual operating expenses of the Funds, after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.10% of the average daily net assets of each Fund. These fee waivers and expense reimbursements are subject to possible recoupment from each Fund within three years after the waiver or reimbursement occurs, if such recoupment is approved by the Board. The Funds may only make a repayment to the Adviser if such repayment does not cause the applicable Fund’s expenses to exceed both 1) the expense cap in place of the time the expenses were waived, and 2) the Fund’s current expense cap. This agreement may be terminated only by the Board, on 60 days’ written notice to the Adviser. Fee waiver and reimbursement arrangements can decrease a Fund’s expenses and boost its performance. During the year ended November 30, 2025 for the Technology Fund, the Adviser waived $49,321 in advisory fees and expenses and additionally reimbursed the Fund $586.

There are no advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Adviser, as of the date such fees were waived, for the Focus Fund through November 30, 2028.

Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Adviser, as of the date such fees were waived, for the Technology Fund through November 30, 2028, are as follows:

Recoverable Through	Amount Recoverable
November 30, 2026	$51,435
November 30, 2027	$45,851
November 30, 2028	$49,907

TRANSFER AGENT: An interested Trustee, Gregory B. Getts, is the owner/president of Mutual Shareholder Services, LLC ("MSS"), the Funds’ transfer agent and fund accountant. MSS receives an annual fee from the Funds of $11.50 per shareholder or an annual minimum for transfer agency services. For its services as fund accountant, MSS receives an annual fee from the Funds based on the average net assets of each Fund. Transfer Agent and Fund Accounting Fees are disclosed in the Statements of Operations.

ADMINISTRATOR AND CCO: The Trust, on behalf of the Funds, also entered into Administration and Compliance Agreements with Empirical Administration, LLC ("Empirical") which provides for administration and compliance services to the Funds. Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of MSS. Mr. Pokersnik serves as the Chief Compliance Officer and an officer of the Trust. For the services Empirical provides under the Administration and Compliance Agreements, Empirical receives a total monthly fee of $1,000 from the Funds. As of April 1, 2025, the total monthly fee increased to $2,000 for the administration and compliance services. Administrative and Chief Compliance Officer Fees incurred by the Funds are disclosed in the Statements of Operations.

UNDERWRITER: Ultimus Fund Distributors, LLC (“Ultimus”) acts as the Funds' principal underwriter in a continuous offering of the Funds' shares. Ultimus is compensated by the Adviser, not the Funds, for acting as principal underwriter. For the year ended November 30, 2025, Ultimus was paid $27,660 for its services provided to the Funds.

NOTE 4. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended November 30, 2025 for the Funds, were as follows:

	Focus Fund	Technology Fund
Purchases	$ 14,432,405	$ 2,065,099
Sales	$ 4,286,315	$ 347,757

NOTE 5. FEDERAL INCOME TAX

For federal income tax purposes, the cost of investments owned as of November 30, 2025 is $41,191,102 and $6,259,310 for the Focus Fund and Technology Fund, respectively. As of November 30, 2025, the gross unrealized appreciation on a tax basis totaled $21,917,653 and the gross unrealized depreciation totaled $1,516,302 for a net unrealized appreciation of $20,401,351 for the Focus Fund. As of November 30, 2025, the gross unrealized appreciation on a tax basis totaled $2,243,481 and the gross unrealized depreciation totaled $386,864 for a net unrealized appreciation of $1,856,617 for the Technology Fund.

As of November 30, 2025, the difference between book and tax basis unrealized appreciation was attributed to the deferral of wash sales.

As of November 30, 2025 the components of distributable earnings on a tax basis for the Focus Fund were as follows:

Undistributed ordinary income	$669,046
Undistributed capital gain	415,728
Net unrealized appreciation	20,401,351
Total	$21,486,125

As of November 30, 2025 the components of distributable earnings on a tax basis for the Technology Fund were as follows:

Undistributed ordinary income	$19,407
Undistributed capital gain	111,998
Net unrealized appreciation	1,856,617
Total	$1,988,022

For the year ended November 30, 2024, there were ordinary income distributions of $1,016,911, long-term capital gain distributions of $422,882, and Return of Capital distributions of $4,037 for the Focus Fund. For the year ended November 30, 2024, there were ordinary income distributions of $43,542, long-term capital gain distributions of $110,219, and Return of Capital distributions of $68,962 for the Technology Fund.

For the year ended November 30, 2025, there were no distributions for the Focus Fund and the Technology Fund.

NOTE 6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTE 7. MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, tariffs and trade wars, the spread of infectious illness or other public health issue, climate change or climate change related events, recessions and depressions, or other events could have a significant impact on the Funds and their investments and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

NOTE 8. SECTOR CONCENTRATION RISK

Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Technology Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Technology Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

NOTE 9. NEW ACCOUNTING PRONOUNCEMENTS

The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President of the Adviser. The Funds operate as a single operating segment. The Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

In September 2023, the SEC adopted a final rule relating to “Names Rule” under the 1940 Act. The amendments expanded the rule to require more funds to adopt an 80 percent investment policy, including funds with names suggesting a focus in investments with particular characteristics (e.g., growth or value) or with terms that reference a thematic investment focus (e.g., environmental, social, or governance factors). The amendments will require that a fund review its name for compliance with the rule. If needed, a fund may need to adopt an 80 percent investment policy and review its portfolio assets' treatment under such policy at least quarterly. The rule also requires additional prospectus disclosure and reporting and record keeping requirements. The amendments became effective on April 9, 2024. The compliance date is June 11, 2026 for funds with more than $1 billion in assets and December 11, 2026 for funds with less than $1 billion in assets. Management is currently evaluating the impact of the new rule.

NOTE 10. SUBSEQUENT EVENTS

On December 22, 2025, the Focus Fund declared the following distributions to shareholders of record as of December 22, 2025:

Total Distribution Per Share Amount

Long-term $ 417,590 $0.13

Short-term $ 39,768 $0.01

Ordinary Income $ 673,791 $0.21

On December 22, 2025, the Technology Fund declared the following distributions to shareholders of record as of December 22, 2025:

Total Distribution Per Share Amount

Long-term $ 92,979 $0.18

Short-term $ 22,486 $0.04

Ordinary Income $ 20,540 $0.04

Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no other such events requiring accounting or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Towpath Funds

and Board of Trustees of MSS Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Towpath Focus Fund and Towpath Technology Fund (the “Funds”) each a series of MSS Series Trust, as of November 30, 2025, the related statements of operations and changes in net assets, the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2025, the results of their operations and the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Towpath Focus Fund	For the year ended November 30, 2025	For each of the two years in the period ended November 30, 2025	For each of the five years in the period ended November 30, 2025
Towpath Technology Fund	For the year ended November 30, 2025	For each of the two years in the period ended November 30, 2025	For each of the four years in the period ended November 30, 2025 and for the period December 31, 2020 (commencement of investment operations) through November 30, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2019.

COHEN & COMPANY, LTD.

Greenwood Village, Colorado

January 27, 2026

Towpath Funds

Additional Information

November 30, 2025 (Unaudited)

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12 month period ended June 30, are available without charge upon request (1) by calling the Funds at 877-593-8637 (2) by visiting the Funds’ website at www.oelschlagerinvestments.com, and (3) from Fund documents filed with the SEC on the SEC's website at www.sec.gov.

TOWPATH FOCUS FUND AND TOWPATH TECHNOLOGY FUND ADVISORY AGREEMENT RENEWAL

In connection with a regular meeting of the Board of Trustees (the “Board” or “Trustees”) of MSS Series Trust (the “Trust”) held on September 11, 2025, the Board considered the renewal if the investment advisory agreements between the Trust and Oelschlager Investments, LLC (the “Oelschlager”) with respect to Towpath Focus Fund (the “Focus Fund”) and Towpath Technology Fund (the :Technology Fund”) (each a “Fund” and collectively, the “Funds”).

                Nature, Extent and Quality of Service. The Trustees reviewed the advisory services provided by Oelschlager of both Towpath Funds since inception. They evaluated the background of key personnel responsible for servicing the Towpath Funds, observing that the key personnel had remained the same over the prior year. The Trustees noted that that the Oelschlager continued to utilize Pine Advisor Solutions, LLC for compliance and operational support. The Trustees evaluated the Oelschlager’s compliance monitoring practices, recognizing that Oelschlager employed order management software, which incorporated pre-trade and post-trade compliance reporting. The Trustees further evaluated Oelschlager’s four-step investment process which included observing the analysis of the market, sector, quantitative and qualitative factors. They observed that Oelschlager selected broker-dealers based on a multi-factor process that ensured the total cost or proceeds in each transaction was most favorable to the Towpath Funds. The Trustees observed that Oelschlager updated its compliance manual since the last renewal. The Trustees further observed that Oelschlager reported no regulatory, compliance or litigation issues since the most recent advisory agreement renewal. The Trustees acknowledged that Oelschlager was attentive to cybersecurity matters and continuously improved its cybersecurity protocols and procedures. The Trustees recognized that Oelschlager did not use artificial intelligence tools for its research and investment process. After further discussion, the Trustees concluded that services provided by Oelschlager for each Towpath Fund have been satisfactory.

                Performance.

Technology Fund:  The Trustees observed that the Technology Fund underperformed its peer group average, the Morningstar Category (U.S. Technology), and  the Lipper Category Average (Science and Technology) for the one-year period ended July 31, 2025 and the three-year period. They further observed that the Technology Fund outperformed its peer group average and the Morningstar (U.S. Technology) since inception.

Focus Fund: The Trustees observed that the Focus Fund underperformed its peer group average and outperformed the Lipper Category Average (Multi-Cap Core) for the one-year period ended July 31, 2025. The Trustees noted that the Focus Fund outperformed its peer group average and underperformed the Lipper Category Average (Multi-Cap Core) for the three-year period. The Trustees further observed that the Focus Fund outperformed its peer group average since inception.

After further discussion, the Trustees agreed that the performance of both Towpath Funds was satisfactory.

                Fees and Expenses. The Trustees observed that each Towpath Fund’s advisory fee was 0.70%, which was lower than each Towpath Fund’s peer group average. The Trustees considered that Oelschlager agreed to continue the expense limitation agreement for each Towpath Fund, under which it agreement to contractually limit expenses to 1.10% subject to certain conclusions. After further discussion, the Trustees concurred that the advisory fee for each Towpath Fund was not unreasonable.

                Profitability. The Trustees examined the profitability analysis provided by Oelschlager with respect to each Towpath Fund. The Trustees noted that Oelschlager earned a modest profit from Focus Fund and no profit from Technology Fund. The Trustees concluded that Oelschlager’s profitability for Focus Fund was not excessive.

                Economies of Scale. The Trustees contemplated whether Oelschlager will experience economies of scale with respect to the management of the Towpath Funds. They observed that Oelschlager indicated that it was open to discussing the implementation of economies of scale as each Towpath Fund’s assets increased. The Trustees agreed that the absence of breakpoints at this time was reasonable.

                Conclusion. Having requested and received such information from Oelschlager as the Trustees believed reasonably necessary to evaluate the terms of the advisory agreement, and as aided by the advice of counsel, the Trustees concluded that the fee structure was reasonable with respect to each Towpath Fund and that approval of the advisory agreement was in the best interests of shareholders of each Towpath Fund, respectively.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)       Disclosure Controls & Procedures. Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS Series Trust

By /s/ Gregory B. Getts

     Gregory B. Getts

     President

Date: February 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory B. Getts

      Gregory B. Getts

      President

Date: February 2, 2026

By /s/ Brandon M. Pokersnik

Brandon M. Pokersnik

Principal Financial Officer

Date: February 2, 2026